Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 20. Commitments

Hardware Procurement

In March 2026, the Company entered into a noncancelable purchase commitment with World Wide Technology (WWT) for the procurement of high-performance computing equipment. The total contractual value is approximately $92 million, of which a portion has been paid and recorded as a prepayment. The remaining unpaid balance represents the Company’s commitment. Payment terms require 20% upfront, with the balance payable within 15 days of invoice upon shipment. As of March 31, 2026, no liability has been recognized, as the equipment has not yet been delivered.

Data Center Services Commitment

At March 31, 2026, the Company has remaining contracted capacity of 70 MW, including a 15 MW commitment under a long-term data center services agreement entered into in March 2026 with GreenSquareDC Entity for a facility located in Australia. The 15 MW arrangement has an initial term of 120 months from the Ready-for-Service date (targeted September 26, 2026), with monthly recurring fees based on contracted kilowatt capacity. As of March 31, 2026, no liability has been recognized because services have not commenced.

Capital Expenditure Commitments Related to Customer Services Arrangement

In connection with the $1.26 billion customer services arrangement with ESDS Software Solution Limited entered into during the quarter ended March 31, 2026, the Company expects to incur capital expenditures of approximately $720.0 million for the purchase of equipment and related infrastructure required to support the contracted services. As of March 31, 2026, these commitments primarily relate to planned equipment purchases that had not yet been incurred or recognized as liabilities in the Consolidated Condensed financial statements.

Lenovo Managed Services Commitment

On December 12, 2025, the Company entered into a Statement of Work with Lenovo Global Financial Services (Australia & New Zealand) Pty Limited for managed infrastructure services. The arrangement has a term of 60 months from commencement and provides for monthly service fees based on contracted infrastructure and services.

As of March 31, 2026, the Company has made an upfront payment representing approximately 50% of the total contract value, which has been recorded as a prepayment. The remaining unpaid portion represents a future service commitment. No expense has been recognized as services have not yet commenced. The arrangement represents a contractual commitment subject to certain conditions precedent.

ASE Managed Services

In connection with the termination of its data center services arrangement under the Digital Storage Solutions (DSS) agreement, the Company entered into a noncancelable commitment with Andrew Sjoquist Enterprises (ASE), a managed service provider, totaling approximately AUD$400 thousand over five years.

The commitment qualifies as an unconditional purchase obligation under ASC 440-10-50. As of March 31, 2026, no liability has been recognized, as the obligation represents future services to be received.

Note 20. Commitments

Unconditional Purchase Obligation

In connection with the termination of its data center services arrangement under the Digital Storage Solutions (DSS) agreement, the Company entered into a contractual commitment with Andrew Sjoquist Enterprises (ASE), a managed service provider. Under the termination arrangement, the Company is required to utilize services from ASE totaling approximately AUD$400 thousand over the next five years.

The commitment is noncancelable and qualifies as an Unconditional Purchase Obligation under ASC 440-10-50. As of December 31, 2025, no liability has been recognized, as the obligation represents future purchases of services expected to benefit the Company. The Company will disclose in future periods any material changes or if the commitment becomes onerous.

Data Center Services Commitment

The Group has entered into service orders with NEXTDC pursuant to a Master Services Agreement dated 1 November 2022 for the provision of data center whitespace and power capacity. During the year, the Group activated additional contracted power capacity of 600kW and amended its existing allocation.

At December 31, 2025, the Group has remaining contracted capacity of 40MW under phased deployment arrangements. Service commencement dates and establishment fees are subject to agreement in accordance with the underlying service orders. Monthly recurring fees are based on contracted kilowatt capacity.